CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 321,262	$ 49,034	¥ 330,503
Short-term investments	152,376	23,257	28,478
Restricted cash and escrow receivables	35,207	5,374	15,479
Equity securities and other investments	9,807	1,497	4,234
Investment securities	9,807	1,497	4,234
Prepayments, receivables and other assets	124,708	19,034	84,229
Total current assets	643,360	98,196	462,923
Equity securities and other investments	237,221	36,207	161,329
Prepayments, receivables and other assets	98,432	15,024	57,985
Investments in equity method investees	200,189	30,555	189,632
Property and equipment, net	147,412	22,499	103,387
Intangible assets, net	70,833	10,811	60,947
Goodwill	292,771	44,686	276,782
Total assets	1,690,218	257,978	1,312,985
Current liabilities:
Current bank borrowings	3,606	550	5,154
Current unsecured senior notes	9,831	1,500
Income tax payable	25,275	3,858	20,190
Escrow money payable	211	32	3,014
Accrued expenses, accounts payable and other liabilities	260,929	39,826	161,536
Merchant deposits	15,017	2,292	13,640
Deferred revenue and customer advances	62,489	9,538	38,338
Total current liabilities	377,358	57,596	241,872
Deferred revenue	3,158	482	2,025
Deferred tax liabilities	59,598	9,097	43,898
Non-current bank borrowings	38,335	5,851	39,660
Non-current unsecured senior notes	97,381	14,863	80,616
Other liabilities	30,754	4,694	25,263
Total liabilities	606,584	92,583	433,334
Commitments and contingencies
Mezzanine equity	8,673	1,324	9,103
Shareholders' equity:
Ordinary shares, US$0.000003125 par value; 32,000,000,000 shares authorized as of March 31, 2020 and 2021; 21,491,994,944 and 21,699,031,448 shares issued and outstanding as of March 31, 2020 and 2021, respectively	1		1
Additional paid-in capital	394,308	60,183	343,707
Subscription receivables	(47)	(7)	(51)
Statutory reserves	7,347	1,121	6,100
Accumulated other comprehensive loss
Cumulative translation adjustments	(18,930)	(2,889)	(387)
Unrealized losses on interest rate swaps and others	(133)	(20)	(256)
Retained earnings	554,924	84,698	406,287
Total shareholders' equity	937,470	143,086	755,401
Noncontrolling interests	137,491	20,985	115,147
Total equity	1,074,961	164,071	870,548
Total liabilities, mezzanine equity and equity	¥ 1,690,218	$ 257,978	¥ 1,312,985